CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	IPO	Series A Convertible Preferred Shares	Ordinary Shares	Ordinary Shares IPO	Additional Paid-In Capital	Additional Paid-In Capital IPO	Accumulated Deficit
Balance at Dec. 31, 2016	$ (209,830)			$ 21		$ 36,796		$ (246,647)
Balance, Shares at Dec. 31, 2016			91,600,398
Balance at Dec. 31, 2016			$ 211,377
Balance, Shares at Dec. 31, 2016				68,458,475
Exercise of share options	10					10
Exercise of share options, Shares				16,139
Share-based compensation expense	1,287					1,287
Issuance of warrant for ordinary shares	157					157
Net loss	(82,910)							(82,910)
Balance at Dec. 31, 2017	(291,286)			$ 21		38,250		(329,557)
Balance, Shares at Dec. 31, 2017			91,600,398
Balance at Dec. 31, 2017			$ 211,377
Balance, Shares at Dec. 31, 2017				68,474,614
Exercise of share options	15					15
Exercise of share options, Shares				13,334
Share-based compensation expense	1,277					1,277
Net loss	(96,712)							(96,712)
Balance at Dec. 31, 2018	(386,706)			$ 21		39,542		(426,269)
Balance, Shares at Dec. 31, 2018			91,600,398
Balance at Dec. 31, 2018	211,377		$ 211,377
Balance, Shares at Dec. 31, 2018				68,487,948
Issuance of ordinary shares	8,913	$ 76,508		$ 5	$ 26	8,908	$ 76,482
Issuance of ordinary shares, Shares				16,304,347	85,058,784
Conversion of convertible preferred shares into ordinary shares	211,376			$ 27		211,349
Conversion of convertible preferred shares into ordinary shares, Shares			(91,600,398)
Conversion of convertible preferred shares into ordinary shares			$ (211,377)
Conversion of convertible preferred shares into ordinary shares, Shares				91,600,398
Conversion of convertible notes	175,210			$ 52		175,158
Conversion of convertible notes, Shares				175,210,373
Exercise of share options	$ 50					50
Exercise of share options, Shares	58,960			58,960
Share-based compensation expense	$ 3,244					3,244
Reclassification of warrant liability to equity	400					400
Net loss	(71,728)							(71,728)
Balance at Dec. 31, 2019	$ 17,267			$ 131		$ 515,133		$ (497,997)
Balance, Shares at Dec. 31, 2019			0
Balance, Shares at Dec. 31, 2019				436,720,810